UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Errol M Rudman

Address: 712 Fifth Avenue
         20th Floor
         New York, NY 10019


13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Errol M Rudman
Title: Investment Manager
Phone: (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York           February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       36

Form 13F Information Table Value Total:       $102,106
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                           FORM 13F INFORMATION TABLE
                                                 Errol M Rudman
                                                December 31, 2012


COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8

                              TITLE                        VALUE    SHRS OR SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT PRN CALL   DISCRETION  MANAGERS      SOLE   SHARED  NONE
--------------               ---------       ------      --------- -----------------  ----------- ---------      ----   ------  ----

AMERICAN INTL GROUP INC       COM NEW         026874784    1,765    50,000  SH             SOLE                   50,000
ASCENT CAP GROUP INC          COM SER A       043632108    1,734    28,000  SH             SOLE                   28,000
ARMSTRONG WORLD INDS INC NEW  COM             04247X102    2,790    55,000  SH             SOLE                   55,000
BANK OF AMERICA CORPORATION   COM             060505104    1,041    89,685  SH             SOLE                   89,685
BELDEN INC                    COM             077454106    1,395    31,000  SH             SOLE                   31,000
BROADRIDGE FINL SOLUTIONS IN  COM             11133T103      913    39,900  SH             SOLE                   39,900
BRUKER CORP                   COM             116794108    1,416    92,900  SH             SOLE                   92,900
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109    1,024    68,560  SH             SOLE                   68,560
CITIGROUP INC                 COM NEW         172967424    1,969    49,780  SH             SOLE                   49,780
CVS CAREMARK CORPORATION      COM             126650100    3,815    78,904  SH             SOLE                   78,904
DELTA AIR LINES INC DEL       COM NEW         247361702    2,964   249,710  SH             SOLE                  249,710
DIREXION SHS ETF TR           20YR TRES BEAR  25459Y678    4,840    89,225  SH             SOLE                   89,225
EAGLE MATERIALS INC           COM             26969P108      766    13,100  SH             SOLE                   13,100
EXPRESS SCRIPTS HLDG INC      COM             30219G108    6,392   118,376  SH             SOLE                  118,376
HARVARD BIOSCIENCE INC        COM             416906105      564   128,797  SH             SOLE                  128,797
JPMORGAN CHASE & CO           COM             46625H100    1,746    39,720  SH             SOLE                   39,720
LAZARD LTD                    SHS A           G54050102    3,144   105,348  SH             SOLE                  105,348
MARTHA STEWART LIVING OMNIME  CL A            573083102       15     6,208  SH             SOLE                    6,208
MOHAWK INDS INC               COM             608190104    4,116    45,500  SH             SOLE                   45,500
PENNEY J C INC                COM             708160106       49     2,496  SH             SOLE                    2,496
PROSHARES TR I I              ULTRASHRT EURO  74347W882    3,925   206,458  SH             SOLE                  206,458
RITCHIE BROS AUCTIONEERS      COM             767744105    4,522   216,450  SH             SOLE                  216,450
RESTORATION HARDWARE HLDGS I  COM             761283100      347    10,275  SH             SOLE                   10,275
ROCK-TENN CO                  CL A            772739207    3,070    43,915  SH             SOLE                   43,915
ROUSE PPTYS INC               COM             779287101    1,692   100,000  SH             SOLE                  100,000
RUSH ENTERPRISES INC          CL A            781846209    2,792   135,093  SH             SOLE                  135,093
SENSATA TECHOLOGIES HLDG BV   SHS             N7902X106    3,351   103,160  SH             SOLE                  103,160
SIRONA DENTAL SYSTEMS INC     COM             82966C103    2,546    39,500  SH             SOLE                   39,500
SOTHEBYS                      COM             835898107    1,668    49,600  SH             SOLE                   49,600
STIFEL FINL CORP              COM             860630102    1,391    43,500  SH             SOLE                   43,500
TRANSDIGM GROUP INC           COM             893641100   11,885    87,156  SH             SOLE                   87,156
TW TELECOM INC                COM             87311L104   12,551   492,766  SH             SOLE                  492,766
UNITED CONTL HLDGS INC        COM             910047109    2,630   112,500  SH             SOLE                  112,500
U S AIRWAYS GROUP INC         COM             90341W108    2,025   150,000  SH  PUT        SOLE                  150,000
WESCO AIRCRAFT HLDGS INC      COM             950814103    4,854   367,444  SH             SOLE                  367,444
WAUSAU PAPER CORP             COM             943315101      399    46,115  SH             SOLE                   46,115

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